Tower Transaction (Narrative) (Details) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Other Liabilities [Line Items]
Property, Plant and Equipment - Net		$ 125,222	$ 124,899	$ 124,450
Depreciation expense		19,761	20,661	19,289
Crown Castle International [Member]
Other Liabilities [Line Items]
Closing date of failed sale-leaseback transaction	Dec. 31, 2013
Number Of Towers Subject To Failed Sale-Leaseback	9,048
Number of towers subject to disposition (as shown)	627
Cash from failed sale-leaseback (in millions U.S. dollars)	$ 4,827
Term of lease	28 years
Approximate fixed future purchase option price on failed sale-leaseback (in millions U.S. dollars)	$ 4,200
Minimum Leaseback Term	10 years
Property, Plant and Equipment - Net		882	921
Depreciation expense		$ 39	$ 39	$ 39
Approximate annual interest rate - financing obligation (as shown)		3.90%
Lease payments		$ 234
Minimum lease payments - 2018		239
Minimum lease payments - 2019		244
Minimum lease payments - 2020		248
Minimum lease payments - 2021		253
Minimum lease payments - 2022		258
Minimum lease payments - thereafter		$ 1,794